Supplemental disclosure of cash flow information	12 Months Ended
Dec. 31, 2017
Statement of cash flows [abstract]
Disclosure of cash flow statement
 19 Supplemental disclosure of cash flow information

	Years ended December 31,
	2017	2016	2015
	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	158	228	270
Prepaid expenses and other current assets	(343)	(45)	(111)
Other non-current assets	39	(233)	58
Payables and accrued liabilities	(1,113)	(313)	(1,013)
Deferred revenues	—	555	—
Provision for restructuring costs (note 13)	(190)	(566)	(1,840)
Employee future benefits (note 18)	(551)	(459)	(507)
Provisions	(212)	(231)	(252)
	(2,212)	(1,064)	(3,395)